Line of Credit	3 Months Ended
Jun. 30, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

NOTE 5 – LINE OF CREDIT

On June 5, 2007, Epazz obtained a line of credit of $100,000 from a bank.  The outstanding balance on the line of credit bears interest at prime plus 4.5% (9.5% at December 31, 2008) and expires on July 5, 2010.  On June 5, 2010 this line of credit was converted to an unsecured term loan which bears interest at 7% and has a maturity date of June 5, 2014.  Payments of $1,050 are due monthly.  At June 30, 2011 the balance on this unsecured loan was $93,559.